July 13, 2017

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Specialized Funds (the “Trust”)
File No. 2-88116

Commissioners:

Enclosed is the 91st Post-Effective Amendment to the Trust’s Registration Statement on Form
N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this Amendment are (1) to amend Vanguard REIT Index Fund’s investment strategy to permit investment in a wholly owned subsidiary, Vanguard REIT II Index Fund, which itself will be a registered investment company and (2) to effect a number of non-material editorial changes.

Pursuant to the requirements of Rule 485(a)(1), we request that the Amendment become effective on September 26, 2017. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-2616.

Sincerely,

Lance R. Barrett
Associate Counsel
The Vanguard Group, Inc.

Enclosures
cc: Lisa Larkin
U.S. Securities and Exchange Commission